UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549
                       FORM 13F
                  FORM 13F COVER PAGE

Report for the Quarter Ended:   September 30, 2000

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois  60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting
Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:



/s/ Robert J. Lukaszewicz       Chicago, Illinois       November 8, 2000
-------------------------      -------------------     ------------------
     (Signature)                   (City/State)               (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ]  13F Notice (Check here if no holdings
     reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]  13F Combination Report (Check here if a
     portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  68

Form 13F Information Table Value Total:     $13,558,047,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


FORM 13F INFORMATION TABLE

                              TITLE
                               OF               VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                CLASS  CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
ABN Amro Holding ADR           COM  000937102    7114    307652  SH       SOLE                  307652
Abbott Laboratories            COM  002824100  369123   7760798  SH       SOLE                 7123798            637000
Agilent Technologies Inc       COM  00846U101  138114   2822243  SH       SOLE                 2662743            159500
Air Products and Chemicals Inc COM  009158106  171227   4756310  SH       SOLE                 4518660            237650
Alcan Aluminum Ltd             COM  013716105  136500   4717063  SH       SOLE                 4418663            298400
Allstate Corp Com              COM  020002101  386776  11130247  SH       SOLE                10452847            677400
Associates First Capital Corp  COM  046008108  398184  10478533  SH       SOLE                 9931233            547300
Bank One Corp                  COM  06423A103  129140   3343450  SH       SOLE                 3109950            233500
Bass PLC ADR                   COM  069904209   13205   1320500  SH       SOLE                 1320500
Bausch and Lomb Inc            COM  071707103  128800   3307888  SH       SOLE                 3072188            235700
Becton Dickinson and Co        COM  075887109  193719   7327416  SH       SOLE                 6807516            519900
Bristol Myers Squibb Co        COM  110122108  445654   7801394  SH       SOLE                 7458994            342400
Burlington Northern Santa Fe C COM  12189T104  241238  11187845  SH       SOLE                10521395            666450
Chase Manhattan Corp           COM  16161A108  290144   6281858  SH       SOLE                 5912308            369550
Citigroup Inc                  COM  172967101  440043   8139536  SH       SOLE                 7622231            517305
Conoco Inc Cl A                COM  208251306   45248   1732000  SH       SOLE                 1397600            334400
Conoco Inc Cl B                COM  208251405  309116  11475276  SH       SOLE                11027276            448000
Dell Computer Corp             COM  247025109   80675   2618231  SH       SOLE                 2472181            146050
Diageo PLC ADR                 COM  25243Q205   12723    360300  SH       SOLE                  360300
Dresdner Bank AG Sponsored ADR COM  261561302    7388    169700  SH       SOLE                  169700
Edison International           COM  281020107  146592   7590539  SH       SOLE                 7030039            560500
Electronic Data Systems Corp   COM  285661104  303039   7302151  SH       SOLE                 6784551            517600
Endesa SA ADR                  COM  29258N107    6864    366100  SH       SOLE                  366100
Exxon Mobil Corporation        COM  30231G102  360233   4041884  SH       SOLE                 3761024            280860
FPL Group Inc                  COM  302571104  369270   5616284  SH       SOLE                 5232084            384200
Fannie Mae                     COM  313586109  597579   8357757  SH       SOLE                 7850507            507250
First Union Corp               COM  337358105  176529   5484410  SH       SOLE                 5079710            404700
Fox Entertainment Group Inc    COM  35138T107   24950    941500  SH       SOLE                  777900            163600
General Dynamics Corp          COM  369550108  265988   4234631  SH       SOLE                 3988881            245750
General Motors Corp            COM  370442105  462357   7113186  SH       SOLE                 6643399            469787
Household International Inc    COM  441815107  345126   6094939  SH       SOLE                 5675789            419150
ING Groep N V ADR              COM  456837103    6494     98579  SH       SOLE                   98579
International Business Machine COM  459200101  246172   2188197  SH       SOLE                 2032247            155950
Investor AB B Shares           COM  5679591     10556    745200  SH       SOLE                  745200
Kimberly Clark Corp            COM  494368103  310164   5557254  SH       SOLE                 5167054            390200
Knight Ridder Inc              COM  499040103  164496   3237312  SH       SOLE                 3044412            192900
Koninklijke Philips Electronic COM  500472303  516978  12164198  SH       SOLE                11507607            656591
MetLife Inc                    COM  59156R108  413325  15783270  SH       SOLE                14877320            905950
Minnesota Mining & Mfg Co      COM  604059105     729      8000  SH       SOLE                    8000
Motorola Inc                   COM  620076109  337478  11946100  SH       SOLE                11187746            758354
National Semiconductor Corp    COM  637640103    3146     78150  SH       SOLE                   11700             66450
Newell Rubbermaid Inc          COM  651229106  191282   8384969  SH       SOLE                 7894719            490250
News Corp Ltd Class A Sponsore COM  652487802  406979   8682211  SH       SOLE                 8225961            456250
Nordic Baltic Holding AB ADR   COM  5888115      7582   1071598  SH       SOLE                 1071598
Orient Express Hotels Ltd Cl A COM  G67743107   32804   1704100  SH       SOLE                 1704100
Pharmacia Corporation          COM  71713U102  343171   5701706  SH       SOLE                 5313107            388599


Portugal Telecom SA ADR        COM  737273102    7037    695000  SH       SOLE                  695000
Qwest Communications Intl      COM  749121109  266997   5555190  SH       SOLE                 5163244            391946
R.H. Donnelley Corporation     COM  74955W307   21209   1003956  SH       SOLE                  814756            189200
Royal Dutch Petroleum ADR      COM  780257804     539      9000  SH       SOLE                    9000
STMicroelectronics NV ADR      COM  861012102    5434    114100  SH       SOLE                  114100
Sea Containers Ltd Cl A        COM  811371707    7448    319500  SH       SOLE                  319500
Seagram Company Ltd            COM  811850106  351920   6127002  SH       SOLE                 5801152            325850
Shell Transport and Trading Co COM  822703609   11295    230800  SH       SOLE                  230800
TRW Inc                        COM  872649108  157939   3887745  SH       SOLE                 3681895            205850
Target Corp                    COM  87612E106  239695   9353952  SH       SOLE                 8670452            683500
Texaco Inc                     COM  881694103  372899   7102841  SH       SOLE                 6650941            451900
Thermo Electron Corp           COM  883556102   78702   3026987  SH       SOLE                 2787737            239250
Tricon Global Restaurants Inc  COM  895953107  177311   5789734  SH       SOLE                 5408834            380900
Tyco International Ltd         COM  902124106  211748   4081879  SH       SOLE                 3714279            367600
UBS AG ADR                     COM  H8920G155    6840     50500  SH       SOLE                   50500
USX Marathon Group             COM  902905827  171852   6056457  SH       SOLE                 5621307            435150
Verizon Communications Inc     COM  92343V104  503711  10399204  SH       SOLE                 9699204            700000
Vivendi Sponsored ADR          COM  92851S105    6599    444200  SH       SOLE                  444200
Vodafone Group PLC ADR         COM  92857W100  365653   9882504  SH       SOLE                 9400554            481950
Wells Fargo and Co             COM  949746101  344369   7496478  SH       SOLE                 6981228            515250
Weyerhaeuser Co                COM  962166104  248520   6155312  SH       SOLE                 5683612            471700
Zurich Allied AG ADR           COM  98981P101    6316     68300  SH       SOLE                   68300

Grand Total                                          13,558,047
